Segment reporting - Other segment information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Geographical information
Revenue	$ 1,582.0	$ 1,527.2	[1]	$ 1,925.3	[1]
Noncurrent assets	1,986.6	3,322.2	[2]	4,361.6
Discontinued operations
Geographical information
Revenue	$ 193.5	$ 184.0		$ 200.2
Customer A
Geographical information
Revenue percentage	71.00%	69.00%		66.00%
Customer B
Geographical information
Revenue percentage	17.00%	17.00%		18.00%
Countries where entity holds significant non-current assets
Geographical information
Noncurrent assets	$ 1,737.6	$ 3,098.5		$ 4,149.0
NIGERIA
Geographical information
Revenue	1,068.8	998.5		1,381.6
Noncurrent assets	609.7	557.1		898.3
BRAZIL
Geographical information
Noncurrent assets		1,400.0		1,875.1
BRAZIL | Discontinued operations
Geographical information
Revenue	186.9	178.4		195.0
BRAZIL | Assets and liabilities classified as held for sale
Geographical information
Noncurrent assets	1,140.0
Rest of Latin America | Discontinued operations
Geographical information
Revenue	6.6	5.6		5.2
SOUTH AFRICA
Geographical information
Noncurrent assets	563.1	491.3		493.6
Rest of world
Geographical information
Revenue	513.2	528.7		543.7
Noncurrent assets	$ 564.8	$ 650.1		$ 882.0

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)